SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2018
Significant Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
SIGNIFICANT ACCOUNTING POLICIES
Format of the financial statements
The consolidated financial statements include the consolidated income statement, consolidated statement of comprehensive income, consolidated statement of financial position, consolidated statement of cash flows, consolidated statement of changes in equity and notes thereto, (the “Consolidated Financial Statements”).
For presentation of the consolidated income statement, the Group uses a classification based on the function of expenses, as it is more representative of the format used for internal reporting and management purposes and is consistent with international practice.
In the consolidated income statement, the Group also presents a subtotal for Earnings Before Interest and Taxes (EBIT). EBIT distinguishes between the profit before taxes arising from operating items and those arising from financing activities. EBIT is the primary measure used by the Group’s Chief Operating Decision Maker (“CODM”) to assess performance.
For the consolidated statement of financial position, a mixed format has been selected to present current and non-current assets and liabilities, as permitted by IAS 1 paragraph 60. More specifically, the Consolidated Financial Statements include both industrial and financial services activities. Receivables from financing activities are included in current assets as the investments will be realized in their normal operating cycle. The funding for financial services activities is obtained through securitization programs and funding from certain of the Group’s operating companies. This financial service structure within the Group does not allow the separation of financial liabilities funding the financial services operations (whose assets are reported within current assets) and those funding the industrial operations. Presentation of financial liabilities as current or non-current based on their date of maturity would not facilitate a meaningful comparison with financial assets, which are categorized on the basis of their normal operating cycle. Disclosure as to the due date of the debt is provided in Note 25.
The consolidated statement of cash flows is presented using the indirect method.
New standards and amendments effective from January 1, 2018
The following new standards and amendments that are applicable from January 1, 2018 were adopted by the Group for the preparation of these Consolidated Financial Statements.
IFRS 15 - Revenue from Contracts with Customers
IFRS 15 applies to all revenues arising from contracts with customers (unless those contracts are in the scope of other standards) and replaces IAS 18 - Revenue, IAS 11 - Construction Contracts and related interpretations. The core principle of IFRS 15 is that an entity recognizes revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration the entity expects to receive in exchange for those goods or services. The new standard establishes a five step model to recognize revenue in accordance with this core principle. The Group adopted IFRS 15 and related amendments using the modified retrospective approach with the cumulative effect of initial adoption (if any) recognized at the date of initial application of January 1, 2018. The Group analyzed each of its revenue streams by applying the five-step model and concluded that its accounting for revenue under IFRS 15 did not result in the recognition of a cumulative adjustment to opening retained earnings under the modified retrospective approach, nor did it have a material effect on the Group’s financial position or results of operations. The Group’s updated accounting policy for revenue recognition is provided further below.
IFRS 9 - Financial Instruments
The Group adopted IFRS 9 - Financial Instruments, which includes a logical approach for:

•	the classification and measurement of financial instruments driven by cash flow characteristics and the business model in which an asset is held;

•	a single “expected loss” impairment model for financial assets, and

•	a substantially reformed approach for hedge accounting.
The Group analyzed each of its classes of financial assets, financial liabilities and derivative instruments and concluded that its accounting for financial instruments under IFRS 9 does not result in material changes compared to its accounting for financial instruments under IAS 39, therefore, there was no impact on the Group’s consolidated financial statements upon initial adoption of the standard and related amendments. The Group’s updated accounting policy for financial instruments is provided further below.
Amendments to IFRS 2 - Share-Based Payment
The Group adopted Amendments to IFRS 2 - Share-Based Payment. The amendments provide requirements on the accounting for (i) the effects of vesting and non-vesting conditions on the measurement of cash-settled share-based payments; (ii) share-based payment transactions with a net settlement feature for withholding tax obligations; and (iii) a modification to the terms and conditions of a share-based payment that changes the classification of the transaction from cash-settled to equity-settled. The amendments are effective for annual periods beginning on or after January 1, 2018 with early application permitted. The Group has applied the amendments to share-based payment transactions under the Group’s equity incentive plan that contains a net settlement feature for withholding tax obligations, resulting in such transactions being classified in their entirety as equity-settled. There were no other effects from the adoption of these amendments.

IFRIC Interpretation 22 - Foreign Currency Transactions and Advance Consideration
The Group adopted IFRIC Interpretation 22 - Foreign Currency Transactions and Advance Consideration. The interpretation addresses the exchange rate to use in transactions that involve advance consideration paid or received in a foreign currency. The interpretation is effective on or after January 1, 2018. There was no effect from the adoption of this interpretation.
Annual Improvements to IFRSs 2014-2016 Cycle
The Group adopted Annual Improvements to IFRSs 2014-2016 Cycle. The improvements have amended two standards with effective date of January 1, 2018: i) IFRS 1 - First-time Adoption of International Financial Reporting Standards and ii) IAS 28 - Investments in Associates and Joint Ventures. The amendments clarify, correct or remove redundant wording in the related IFRS Standards. There was no effect from the adoption of these amendments.
New standards, amendments and interpretations not yet effective
The standards, amendments and interpretations issued by the International Accounting Standards Board (“IASB”) that will have mandatory application in 2019 or subsequent years are listed below:
IFRS 16 - Leases
In January 2016, the IASB issued IFRS 16 - Leases which sets out the principles for the recognition, measurement, presentation and disclosure of leases for both parties to a contract and replaces the previous leases standard, IAS 17 - Leases. IFRS 16, which is not applicable to service contracts, but only applicable to leases or lease components of a contract, defines a lease as a contract that conveys to the customer (lessee) the right to use an asset for a period of time in exchange for consideration. IFRS 16 eliminates the classification of leases for the lessee as either operating leases or finance leases as required by IAS 17 and, instead, introduces a single lessee accounting model whereby a lessee is required to recognize assets and liabilities for all leases with a term that is greater than 12 months, unless the underlying asset is of low value, and to recognize depreciation of lease assets separately from interest on lease liabilities in the income statement. As IFRS 16 substantially carries forward the lessor accounting requirements in IAS 17, a lessor will continue to classify its leases as operating leases or finance leases and to account for those two types of leases differently.
The Group will apply IFRS 16 from its mandatory adoption date of January 1, 2019. The Group intends to apply the simplified transition approach and not restate comparative amounts for the year prior to adoption. Upon adoption, right-of-use assets are measured at the amount of the related lease liabilities, adjusted for any prepaid or accrued lease expenses. The Group elected to use the exemptions permitted by the standard on lease contracts for which the lease terms ends within 12 months of the date of initial application, and lease contracts for which the underlying asset is of low value.
The main contracts of the Group within the scope of IFRS 16 relate to Ferrari stores and industrial equipment. As of January 1, 2019, after considering the exemptions mentioned above, the Group has non-cancellable operating lease commitments of approximately €72 million. Of these commitments, the Group expects to recognize right-of-use assets (after adjustments for prepayments and accrued lease payments recognized as at December 31, 2018) and related lease liabilities of €61 million. The Group expect no significant impact from the application of the new standard on net profit and cash flow from operating activities. Lease liabilities are measured at the present value of the fixed or in substance fixed lease payments over the lease term that have not been paid at the date of adoption. The lease term includes both the non-cancellable periods for which the Group has the right to use the underlying assets and also any renewal periods if the Group is reasonably certain to exercise the related renewal option. The discount rate was determined taking into consideration country risk, currency, lease term and the Group’s credit spread. Lease liabilities do not include any non-lease components that may be included in the related contracts.
The Group does not expect to recognize any deferred tax assets or liabilities in respect of temporary differences arising on initial recognition of right-of-use assets and lease liabilities as the recognition does not affect accounting profit or taxable profit. No significant impact is expected on the financial statements for i) the Group’s lease agreements previously classified as finance leases under IAS 17 and ii) the Group’s activities as lessor.
Other amendments and interpretations not yet effective
In May 2017 the IASB issued IFRS 17 - Insurance Contracts which establishes principles for the recognition, measurement, presentation and disclosure of insurance contracts issued as well as guidance relating to reinsurance contracts held and investment contracts with discretionary participation features issued. IFRS 17 is effective on or after January 1, 2021 with early adoption allowed if IFRS 15 - Revenue from Contracts with Customers and IFRS 9 - Financial Instruments are also applied. The Group does not expect any impact from the adoption of this standard.
In June 2017 the IASB issued IFRIC Interpretation 23 - Uncertainty over Income Tax Treatments which provides requirements regarding how to reflect uncertainties in accounting for income taxes. The interpretation is effective on or after January 1, 2019. The Group does not expect any material impact from the adoption of this interpretation.
In October 2017 the IASB issued Amendments to IFRS 9 - Financial Instruments that allow, under certain conditions, for a prepayable financial asset with negative compensation payments to be measured at amortized cost or at fair value through other comprehensive income. The amendments also contain a clarification relating to the accounting for a modification or exchange of a financial liability measured at amortized cost that does not result in the derecognition of the financial liability. The amendments are effective on or after January 1, 2019. The Group does not expect any impact from the adoption of these amendments.
In October 2017 the IASB issued amendments to IAS 28 - Long Term Interests in Associates and Joint Ventures to clarify that an entity applies IFRS 9 to long-term interests in an associate or joint venture that form part of the net investment in the associate or joint venture but to which the equity method is not applied. The amendment is effective on or after January 1, 2019. The Group does not expect a material impact from the adoption of these amendments.
In December 2017 the IASB issued Annual Improvements to IFRSs 2015 - 2017 Cycle, which has amendments to the following four Standards: IFRS 3 - Business Combinations, in relation to obtaining control of a business which was previously accounted for as an interest in a joint operation, IFRS 11- Joint Arrangements, in relation to obtaining joint control of a business which was previously accounted for as a joint operation, IAS 12 - Income Taxes, clarifying the treatment of taxes in relation to dividend payments and IAS 23 - Borrowing Costs, clarifying the treatment of borrowings which were previously capitalized when the related asset is ready for its intended use or sale. The amendments are effective on or after January 1, 2019. The Group does not expect any material impact from the adoption of these amendments.
In February 2018 the IASB issued amendments to IAS 19 - Employee Benefits. When there is a change to a defined benefit plan (an amendment, curtailment or settlement) the amendments require that a company use the updated assumptions from the remeasurement of a net defined benefit liability or asset to determine current service cost and net interest for the remainder of the reporting period after the change to the plan. These amendments are effective on or after January 1, 2019. The Group does not expect a material impact from the adoption of these amendments.
In October 2018 the IASB issued narrow scope amendments to IFRS 3 - Business Combinations to improve the definition of a business. The amendments aim to help companies determine whether an acquisition made is of a business or a group of assets. The amended definition emphasizes that the output of a business is to provide goods and services to customers, whereas the previous definition focused on returns in the form of dividends, lower costs or other economic benefits to investors and others. In addition to amending the definition of a business, supplementary guidance is provided. These amendments are effective on or after January 1, 2020. The Group does not expect any material impact from the adoption of these amendments.

In October 2018 the IASB issued amendments to IAS 1 - Presentation of Financial Statements and IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors to clarify the definition of ‘material’, as well as how materiality should be applied by including in the definition guidance that is included elsewhere in IFRS standards. In addition, the explanations accompanying the definition have been improved and the amendments ensure that the definition of material is consistent across all IFRS standards. These amendments are effective on or after January 1, 2020. The Group does not expect any material impact from the adoption of these amendments.

Review of the Conceptual Framework for Financial Reporting
In March 2018 the IASB revised the Conceptual Framework for Financial Reporting, effective immediately for the IASB and the IFRS Interpretations Committee when setting future standards, and effective for annual reporting periods on or after January 1, 2020 for companies that use the Conceptual Framework to develop accounting policies when no IFRS Standard applies to a particular transaction, with early application permitted. Key changes include (i) increasing the prominence of stewardship in the objective of financial reporting; (ii) reinstating prudence as a component of neutrality, defined as the exercise of caution when making judgements under conditions of uncertainty; (iii) defining a reporting entity; (iv) revising the definitions of an asset and a liability; (v) removing the probability threshold for recognition, and adding guidance on derecognition; (vi) adding guidance on the information provided by different measurement bases, and explaining factors to consider when selecting a measurement basis; and (vii) stating that profit or loss is the primary performance indicator and income and expenses in other comprehensive income should be recycled where the relevance or faithful representation of the financial statements would be enhanced. The Group does not expect a material impact from the adoption of the revised Conception Framework for Financial Reporting.

Basis of consolidation
Subsidiaries
Subsidiaries are entities over which the Group has control. Control is achieved when the Group has power over the investee, when it is exposed to, or has rights to, variable returns from its involvement with the investee, and has the ability to use its power over the investee to affect the amount of the investor’s returns. Subsidiaries are consolidated on a line by line basis from the date on which the Group achieves control. The Group reassesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control listed above.
The Group recognizes any non-controlling interests (“NCI”) in the acquiree on an acquisition-by-acquisition basis, either at fair value or at the non-controlling interest’s share of the recognized amounts of the acquiree’s identifiable net assets. Net profit or loss and each component of other comprehensive income/(loss) are attributed to the owners of the parent and to the non-controlling interests. Total comprehensive income/(loss) of subsidiaries is attributed to owners of the parent and to the non-controlling interests even if this results in the non-controlling interests having a deficit balance.
All significant intra-group balances and transactions and any unrealized gains and losses arising from intra-group transactions are eliminated in preparing the Consolidated Financial Statements.
Subsidiaries are deconsolidated from the date when control ceases. When the Group ceases to have control over a subsidiary, it derecognizes the assets (including any goodwill) and liabilities of the subsidiary at their carrying amounts, derecognizes the carrying amount of non-controlling interests in the former subsidiary and recognizes the fair value of any consideration received from the transaction. Any retained interest in the former subsidiary is then remeasured to its fair value.

In 2016 the Group sold a majority stake in Ferrari Financial Services GmbH. From such date, the Group’s remaining interest has been remeasured at fair value and accounted for using the equity method.

Interests in associates
An associate is an entity over which the Group has significant influence. Significant influence is the power to participate in the financial and operating policy decisions of the investee but without having control or joint control over those policies. Associates are accounted for using the equity method of accounting from the date significant influence is obtained.
Under the equity method, the investments are initially recognized at cost and adjusted thereafter to recognize the Group’s share of the profit/(loss) and other comprehensive income/(loss) of the investee. The Group’s share of the investee’s profit/(loss) is recognized in the consolidated income statement. Distributions received from an investee reduce the carrying amount of the investment. Post-acquisition movements in other comprehensive income/(loss) are recognized in other comprehensive income/(loss) with a corresponding adjustment to the carrying amount of the investment.
Unrealized gains on transactions between the Group and its associates are eliminated to the extent of the Group’s interest in the associate. Unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the asset transferred.

When the Group’s share of the losses of an associate exceeds the Group’s interest in that associate, the Group discontinues recognizing its share of further losses. Additional losses are provided for, and a liability is recognized, only to the extent that the Group has incurred legal or constructive obligations or made payments on behalf of the associate.

The Group discontinues the use of the equity method from the date the investment ceases to be an associate or when it is classified as available-for-sale.

Interests in joint operations

A joint operation is a joint arrangement whereby the parties that have joint control of the arrangement have rights to the assets and obligations for the liabilities, relating to the arrangement. Joint control is the contractually agreed sharing of control of an arrangement, which exists only when decisions about the relevant activities require the unanimous consent of the parties sharing control.
When the Group undertakes its activities under joint operations, it recognizes in relation to its interest in the joint operation: (i) its assets, including its share of any assets held jointly, (ii) its liabilities, including its share of any liabilities incurred jointly, (iii) its revenue from the sale of its share of the output arising from the joint operation, (iv) its share of the revenue from the sale of the output by the joint operation, and (v) its expenses, including its share of any expenses incurred jointly.
Foreign currency transactions
The functional currency of the Group’s entities is the currency of their primary economic environment. In individual companies, transactions in foreign currencies are recorded at the exchange rate prevailing at the date of the transaction. Monetary assets and liabilities denominated in foreign currencies at the balance sheet date are translated at the foreign currency exchange rate prevailing at that date. Exchange differences arising on the settlement of monetary items or on reporting monetary items at rates different from those at which they were initially recorded during the period or in previous financial statements are recognized in the consolidated income statement.
Consolidation of foreign entities
All assets and liabilities of foreign consolidated companies with a functional currency other than the Euro are translated using the closing rates at the date of the consolidated statement of financial position. Income and expenses are translated into Euro at the average foreign currency exchange rate for the period. Translation differences resulting from the application of this method are classified as currency translation differences within other comprehensive income/(loss) until the disposal of the investment. Average foreign currency exchange rates for the period are used to translate the cash flows of foreign subsidiaries in preparing the consolidated statement of cash flows.
Goodwill, assets acquired and liabilities assumed arising from the acquisition of entities with a functional currency other than the Euro are recognized in the Consolidated Financial Statements in the functional currency and translated at the foreign currency exchange rate at the acquisition date. These balances are translated at subsequent balance sheet dates at the relevant foreign currency exchange rate.
The principal foreign currency exchange rates used to translate other currencies into Euro were as follows:

	2018		2017		2016
	Average	At December 31,	Average	At December 31,	Average	At December 31,
U.S. Dollar	1.1810	1.1450	1.1297	1.1993	1.1069	1.0541
Pound Sterling	0.8847	0.8945	0.8767	0.8872	0.8194	0.8562
Swiss Franc	1.1550	1.1269	1.1117	1.1702	1.0901	1.0739
Japanese Yen	130.3959	125.8500	126.7112	135.0100	120.2169	123.4000
Chinese Yuan	7.8081	7.8751	7.6290	7.8044	7.3519	7.3202
Australian Dollar	1.5797	1.6220	1.4732	1.5346	1.4883	1.4596
Canadian Dollar	1.5294	1.5605	1.4647	1.5039	1.4659	1.4188
Singapore Dollar	1.5926	1.5591	1.5588	1.6024	1.5275	1.5234
Hong Kong Dollar	9.2559	8.9675	8.8045	9.3720	8.5924	8.1751

Intangible assets
Goodwill
Goodwill is not amortized, but is tested for impairment annually or more frequently if events or changes in circumstances indicate that it might be impaired. After initial recognition, goodwill is measured at cost less any accumulated impairment losses.
Development costs
Development costs for car project production and related components, engines and systems are recognized as an asset if, and only if, both of the following conditions under IAS 38 - Intangible Assets are met: that development costs can be measured reliably and that the technical feasibility of the product, volumes and pricing support the view that the development expenditure will generate future economic benefits. Capitalized development costs include all direct and indirect costs that may be directly attributed to the development process.
Capitalized development costs are amortized on a straight-line basis from the start of production over the estimated lifecycle of the model and the useful life of the components (generally between four and eight years). All other research and development costs are expensed as incurred.
In particular the Group incurs significant research and development costs through the Formula 1 racing activities. These costs are considered fundamental to the development of the sports and street car models and prototypes. The model for the Formula 1 racing activities continually evolves and as such these costs are expensed as incurred.
Patents, concessions and licenses
Separately acquired patents, concessions and licenses are initially recognized at cost. Patents, concessions and licenses acquired in a business combination are initially recognized at fair value. Patents, concessions and licenses are amortized on a straight-line basis over their useful economic lives, which is generally between three and five years.
Other intangible assets
Other intangible assets mainly relate to the registration of trademarks and have been recognized in accordance with IAS 38 - Intangible Assets, where it is probable that the use of the asset will generate future economic benefits for the Group and where the cost of the asset can be measured reliably. Other intangible assets are measured at cost less any impairment losses and amortized on a straight-line basis over their estimated life, which is generally between three and five years.
Property, plant and equipment
Cost
Property, plant and equipment is initially recognized at cost which comprises the purchase price, any costs directly attributable to bringing the assets to the location and condition necessary to be capable of operating in the manner intended by management, capitalized borrowing costs and any initial estimate of the costs of dismantling and removing the item and restoring the site on which it is located. Self-constructed assets are initially recognized at production cost. Subsequent expenditures and the cost of replacing parts of an asset are capitalized only if they increase the future economic benefits embodied in that asset. All other expenditures are expensed as incurred. When such replacement costs are capitalized, the carrying amount of the parts that are replaced is recognized as a loss in the period of replacement in the consolidated income statement.
Depreciation
Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets, as follows:

Depreciation rates
Industrial buildings	3% - 20%
Plant, machinery and equipment	5% - 22%
Other assets	12% - 25%

Land is not depreciated.
If the asset being depreciated consists of separately identifiable components whose useful lives differ from that of the other parts making up the asset, depreciation is charged separately for each of its component parts through application of the ‘component approach’.
Borrowing costs
General and specific borrowing costs directly attributable to the acquisition, construction or production of qualifying assets, which are assets that necessarily take a substantial period of time to get ready for their intended use, are added to the cost of those assets, until such time as the assets are substantially ready for their intended use.
All other borrowing costs are expensed in net financial expenses if related to the Group’s industrial activities or cost of sales if related to the Group’s financial services activities in the consolidated income statement, as incurred.
Impairment of assets
The Group continuously monitors its operations to assess whether there is any indication that its intangible assets (including development costs) and its property, plant and equipment may be impaired. Goodwill is tested for impairment annually or more frequently, if there is an indication that an asset may be impaired.
If indications of impairment are present, the carrying amount of the asset is reduced to its recoverable amount, which is the higher of fair value less costs of disposal and its value in use. The recoverable amount is determined for the individual asset, unless the asset does not generate cash inflows that are largely independent of those from other assets or groups of assets, in which case the asset is tested as part of the cash-generating unit (“CGU”) to which the asset belongs. A CGU is the smallest identifiable group of assets that generates cash inflows that are largely independent of the cash inflows from other assets or groups of assets. In assessing the value in use of an asset or CGU, the estimated future cash flows are discounted to their present value using a discount rate that reflects current market assessments of the time value of money and the risks specific to the asset or CGU. An impairment loss is recognized if the recoverable amount is lower than the carrying amount.
Where an impairment loss for assets other than goodwill, subsequently no longer exists or has decreased, the carrying amount of the asset or CGU is increased to the revised estimate of its recoverable amount, but not in excess of the carrying amount that would have been recorded had no impairment loss been recognized. The reversal of an impairment loss is recognized in the consolidated income statement immediately.
Financial instruments
Presentation
Current financial assets include trade receivables, receivables from financing activities, derivative financial instruments, other current financial assets and cash and cash equivalents.
Investments and other financial assets include investments accounted for using the equity method as well as other securities and non-current financial assets.
Financial liabilities include debt (which primarily includes bonds, securitizations and borrowings from banks), trade payables and other financial liabilities, which mainly include derivative financial instruments.
Measurement
Financial assets, other than investments accounted for using the equity method, and financial liabilities are measured in accordance with IFRS 9.
Except for investments accounted for using the equity method, the Group initially measures financial assets at fair value plus, in the case of financial assets not measured at fair value through profit or loss, transaction costs.
Equity instruments held by the Group are recognized at fair value through profit or loss. When market prices are not directly available, the fair value is measured using appropriate valuation techniques (e.g. discounted cash flow analysis based on market information available at the balance sheet date). As permitted by IFRS 9, equity investments for which there is no quoted market price in an active market and there is insufficient financial information in order to determine fair value may be measured at cost as an estimate of fair value.
Trade receivables and receivables from financing activities are originated in the ordinary course of business and held within a business model with the objective to hold the receivables in order to collect contractual cash flows that meet the ‘solely payments of principal and interest’ criterion under IFRS 9, therefore they are measured at amortized cost using the effective interest rate method. Receivables with maturities greater than one year are discounted to present value. Assessments are made regularly as to whether there is any objective evidence that a financial asset or group of financial assets may be impaired. Under IFRS 9, a forward-looking expected credit loss model must be applied when assessing impairment. In making impairment assessments, the Group applies the standard simplified approach to estimate the lifetime expected credit losses and considers its historical credit loss experience, adjusted for forward-looking factors specific to the nature of the Group’s receivables and economic environment. If any such evidence exists, an impairment loss is recognized within financial expenses.
Financial liabilities, with the exception of derivative financial instruments, are measured at amortized cost using the effective interest rate method.
Derivative financial instruments
Derivative financial instruments are used for economic hedging purposes only in order to reduce currency risks. Derivative financial instruments qualify for hedge accounting only when at the inception of the hedge there is formal designation and documentation of the hedging relationship, the hedge is expected to be highly effective, its effectiveness can be reliably measured and it is highly effective throughout the financial reporting periods for which it is designated.
All derivative financial instruments are measured at fair value.
When derivative financial instruments qualify for hedge accounting, the following accounting treatments apply:
Cash flow hedges - Where a derivative financial instrument is designated as a hedge of the exposure to variability in future cash flows of a recognized asset or liability or a highly probable forecasted transaction and could affect the consolidated income statement, the effective portion of any gain or loss on the derivative financial instrument is recognized directly in other comprehensive income/(loss). The cumulative gain or loss is reclassified from other comprehensive income/(loss) to the consolidated income statement at the same time as the economic effect arising from the hedged item affects the consolidated income statement. The gain or loss associated with a hedge or part of a hedge that has become ineffective is recognized in the consolidated income statement immediately within net financial income/expenses. When a hedging instrument or hedge relationship is terminated but the hedged transaction is still expected to occur, the cumulative gain or loss realized to the point of termination remains in other comprehensive income/(loss) and is recognized in the consolidated income statement at the same time as the underlying transaction occurs. If the hedged transaction is no longer probable, the cumulative unrealized gain or loss held in other comprehensive income/(loss) is recognized in the consolidated income statement immediately.
The Group does not use fair value hedges or hedges of a net investment.
If hedge accounting cannot be applied, the gains or losses from the fair value measurement of derivative financial instruments are recognized immediately within financial expenses.
Transfers of financial assets
The Group sells certain of its receivables from financing activities under securitization programs. Securitization transactions involve the sale of a financial receivables portfolio to a special purpose vehicle, which in turn finances the purchase of such financial receivables by issuing asset-backed securities in the form of notes whose repayment of principal and interest depends on the cash flows generated by the related financial receivables. The receivables sold as part of securitization programs are still consolidated until collection from the customer.
The Group may also sell certain of its trade receivables through factoring transactions without recourse. The Group derecognizes the financial assets when, and only when, the contractual rights and risks to the cash flows arising from the related financial assets are no longer held or the Group has transferred the financial assets. In the case of a transfer of financial assets, if the Group transfers substantially all the risks and rewards of ownership of the financial assets, it derecognizes such assets and separately recognizes as assets or liabilities any rights and obligations created or retained in the transfer. On derecognition of financial assets, the difference between the carrying amount of the assets and the consideration received or receivable for the transfer of the assets is recognized within cost of sales in the consolidated income statement.
Trade receivables
Trade receivables are amounts due from clients for goods sold or services provided in the ordinary course of business. Trade receivables are recognized initially at fair value and subsequently measured at amortized cost using the effective interest rate method, less any provision for allowances.
Inventories
Inventories of raw materials, semi-finished products and finished goods are stated at the lower of cost and net realizable value, cost being determined on a first-in first-out (FIFO) basis. The measurement of inventories includes the direct costs of materials, labor and indirect costs (variable and fixed). Purchase costs include ancillary costs. Prototypes are recognized at their estimated realizable value, if lower than production cost. Provision is made for obsolete and slow-moving raw materials, finished goods, spare parts and other supplies based on their expected future use and realizable value. Net realizable value is the estimated selling price in the ordinary course of business less the estimated costs of completion and the estimated costs for sale and distribution.
Cash and cash equivalents
Cash and cash equivalents includes cash in hand, deposits held at call with banks and other short-term highly liquid investments with original maturities of three months or less.
Employee benefits
Defined contribution plans
Costs arising from defined contribution plans are expensed as incurred.
Defined benefit plans
The Group’s net obligations are determined separately for each plan by estimating the present value of future benefits that employees have earned in the current and prior periods, and deducting the fair value of any plan assets. The present value of the defined benefit obligation is measured using actuarial techniques and actuarial assumptions that are unbiased and mutually compatible and attributes benefits to periods in which the obligation to provide post-employment benefits arise by using the Projected Unit Credit Method.
The components of the defined benefit cost are recognized as follows:

•
the service costs are recognized in the consolidated income statement by function and presented in the relevant line items (cost of sales, selling, general and administrative costs, research and development costs, etc.);

•
the net interest on the defined benefit liability is recognized in the consolidated income statement as net financial income /(expenses), and is determined by multiplying the net liability/(asset) by the discount rate used to discount obligations taking into account the effect of contributions and benefit payments made during the year; and

•
the remeasurement components of the net obligations, which comprise actuarial gains and losses and any change in the effect of the asset ceiling are recognized immediately in other comprehensive income/(loss). These remeasurement components are not reclassified in the consolidated income statement in a subsequent period.

Other long-term employee benefits
The Group’s obligations represent the present value of future benefits that employees have earned in return for their service during the current and prior periods. Remeasurement components on other long-term employee benefits are recognized in the consolidated income statement in the period in which they arise.
Share-based compensation
The Group has implemented an equity incentive plan that provides for the granting of share-based compensation to the Chief Executive Officer, all other members of the Senior Management Team (“SMT”) and key leaders. The equity incentive plan is accounted for in accordance with IFRS 2 - Share-based Payment, which requires the Company to recognize share-based compensation expense based on fair value of awards granted. Compensation expense for the equity-settled awards containing market performance conditions is measured at the grant date fair value of the award using the Monte Carlo simulation model, which requires the input of subjective assumptions, including the expected volatility of the Company’s common stock, the dividend yield, interest rates and a correlation coefficient between the common stock and the relevant market index. The fair value of the awards which are conditional only on a recipient’s continued service to the Company is measured using the share price at the grant date adjusted for the present value of future distributions which employees will not receive during the vesting period.

Share-based compensation expense relating to the equity incentive plan is recognized over the service period within selling, general and administrative costs or cost of sales in the consolidated income statement depending on the function of the employee, with an offsetting increase to equity.
Provisions
Provisions are recognized when the Group has a present obligation, legal or constructive, as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate of the amount of the obligation can be made.
Warranty and recall campaigns provision
All cars are sold with warranty coverage. The warranty coverage generally applies to defects that may become apparent within a certain period from the purchase of the car.
The warranty provision is recognized at the time of the sale of the car, based on the present value of management’s estimate of the expected cost to fulfill the obligations over the contractual warranty period. Estimates are principally based on the Group’s historical claims or costs experience and the cost of parts and services to be incurred in the activities. The costs related to these provisions are recognized within cost of sales at the time when they are probable and reasonably estimable.
See “Use of estimates” below for further details.
Deferred income

Deferred income relates to amounts received by the Group under various agreements, which are reliant on the future performance of a service or other act of the Group. Deferred income is recognized as net revenues when the Group has fulfilled its obligations under the terms of the various agreements.
Range models (models belonging to the Ferrari product portfolio, excluding special series, limited edition and one-off (fuori serie) models) are sold with a scheduled maintenance program to ensure that the cars are maintained to the highest standards to meet the Group’s strict requirements for performance and safety. Amounts attributable to the maintenance program are not recognized as income immediately, but are deferred over the maintenance program term. The amount of the deferred income related to this program, is based on the estimated fair value of the service to be provided.
Advances
Advances relate to amounts received from or billed to customers in advance of having delivered the related cars or provided the related services.
Revenue recognition
Revenue is recognized when control over a product or service is transferred to a customer. Revenue is measured at the transaction price which is based on the amount of consideration that the Group expects to receive in exchange for transferring the promised goods or services to the customer and excludes any sales incentives as well as taxes collected from customers that are remitted to government authorities. The transaction price will include estimates of variable consideration to the extent it is probable that a significant reversal of revenue recognized will not occur. The Group enters into contracts that may include both products and services, which are generally capable of being distinct and accounted for as separate performance obligations.
The Group generates revenue from the sale of cars, spare parts and engines as well as from sponsorship, commercial and brand activities. The Group accounts for a contract with a customer when there is a legally enforceable contract between the Group and the customer, the rights of the parties are identified, the contract has commercial substance, and collectability of the contract consideration is probable. Payments from customers are typically due within 30 and 40 days of invoicing.
The Group does not recognize any assets associated with the incremental costs of obtaining a contract with a customer that are expected to be recovered. The majority of revenue is recognized at a point-in-time or over a period of one year or less, and the Group applies the practical expedient to recognize the incremental costs of obtaining a contract as an expense when incurred if the amortization period of the asset that would otherwise be recognized is one year or less.
Cars, spare parts and engines
The sales of cars, spare parts and engines have multiple performance obligations that include products, services, or a combination of products and services as contracts may include maintenance programs and extended warranties that are separately priced or not separately priced. Contracts may also include variable consideration for discounts such as sales incentives and performance based bonuses and product returns. The cost of incentives is estimated at the inception of a contract at the expected amount that will ultimately be paid and is recognized as a reduction to revenue at the time of the sale. Revenues recognized are limited to the amount of consideration the Group expects to receive. The Group allocates the transaction price to the performance obligations based on the stand alone selling prices (SSP) for each obligation. When the SSP does not exist, the Group estimates the SSP based on the adjusted market approach.
Revenues for the sale of cars, spare parts and engines are recognized at a point in time when control of the cars, spare parts or engines is transferred to the customer based on shipping terms, which generally corresponds to the date when the cars, spare parts and engines are released to the carrier responsible for transportation to dealers or Maserati. Revenues relating to the maintenance program or extended warranty are recognized over time as the maintenance program or extended warranty is provided. Revenues from the supply of engines and related services to other Formula 1 racing teams are recognized over time on a time and materials basis when the services are provided.
Management has exercised judgment in determining performance obligations, variable consideration, allocation of transaction price and the timing of revenue recognition.
Sponsorship, commercial and brand activities
Revenues from sponsorship agreements are generally recognized ratably over the contract term as the customer benefits from the service throughout the service period. For sponsorship agreements that contain variable consideration based on performance of the racing team, the related revenues are estimated and recognized over the relevant period to the extent that it is highly probable that a significant reversal in the amount of the cumulative revenue recognized will not occur, which is typically when it is considered highly probable that the related conditions associated with the variable consideration will be achieved.
Revenues from commercial activities primarily relate to the revenues from participating in the Formula 1 World Championship. The revenues attributable to each racing team are governed by a specific agreement and depend upon, among other factors, the prior year ranking of each of the racing teams. Revenues of the commercial activities are recognized ratably over the contract term.
Revenues from brand licensing agreements where the customer has a right to access the Group’s brands or the contract includes minimum guaranteed payments are recognized on a straight-line basis over the contract term. Licensing revenues in excess of the minimum guaranteed payments are recognized when the related conditions are satisfied. Revenues from sales-based licensing agreements are recognized when the sales occur.
Management has exercised judgment in determining variable consideration.
Other revenues
Interest income generated by our financial service activities from the provision of client and dealer financing is reported within revenues using the effective interest rate method and not within net financial income/expenses.
Cost of sales
Cost of sales comprises expenses incurred in the manufacturing and distribution of cars and parts, including the engines rented to other Formula 1 racing teams, of which, cost of materials, components and labor costs are the most significant portion. The remaining costs principally include depreciation, amortization, insurance and transportation costs. Cost of sales also includes warranty and product-related costs, which are estimated and recorded at the time of sale of the car.
Expenses which are directly attributable to the financial services companies, including the interest expenses related to their financing as a whole and provisions for risks and write-downs of assets, are also reported in cost of sales.
Taxes
Income taxes include all taxes based upon the taxable profits of the Group. Current and deferred taxes are recognized as income or expense and are included in the consolidated income statement for the period, except tax arising from (i) a transaction or event which is recognized, in the same or a different period, either in other comprehensive income/(loss) or directly in equity, or (ii) a business combination.
Deferred taxes are accounted using the full liability method. Deferred tax liabilities are recognized for all taxable temporary differences between the carrying amounts of assets or liabilities and their tax base, except to the extent that the deferred tax liabilities arise from the initial recognition of goodwill or the initial recognition of an asset or liability in a transaction which is not a business combination and at the time of the transaction, affects neither accounting profit nor taxable profit. Deferred tax assets are recognized for all deductible temporary differences to the extent that it is probable that taxable profit will be available against which the deductible temporary differences can be utilized, unless the deferred tax assets arise from the initial recognition of an asset or liability in a transaction that is not a business combination and at the time of the transaction, affects neither accounting profit nor taxable profit.
Deferred tax assets and liabilities are measured at the substantively enacted tax rates in the respective jurisdictions in which the Group operates that are expected to apply to the period when the asset is realized or liability is settled. Any remeasurements to deferred tax assets and liabilities as a result of changes in substantially enacted tax rates are recognized in the income statement.
The recoverability of deferred tax assets is dependent on the Group’s ability to generate sufficient future taxable income in the period in which it is assumed that the deductible temporary differences reverse and tax losses carried forward can be utilized. In making this assessment, the Group considers future taxable income arising on the most recent budgets and plans, prepared by using the same criteria described for testing the impairment of assets and goodwill, moreover, it estimates the impact of the reversal of taxable temporary differences on earnings and it also considers the period over which these assets could be recovered. The carrying amount of deferred tax assets is reduced to the extent that it is not probable that sufficient taxable profit will be available to allow the benefit of part or all of the deferred tax assets to be utilized.
The Group recognizes deferred tax liabilities associated with the existence of a subsidiary’s undistributed profits, except when it is able to control the timing of the reversal of the temporary difference and it is probable that this temporary difference will not reverse in the foreseeable future. The Group recognizes deferred tax assets associated with the deductible temporary differences on investments in subsidiaries only to the extent that it is probable that the temporary differences will reverse in the foreseeable future and taxable profit will be available against which the temporary difference can be utilized.
Deferred tax assets relating to the carry-forward of unused tax losses and tax credits, as well as those arising from deductible temporary differences, are recognized to the extent that it is probable that future profits will be available against which they can be utilized.
Current income taxes and deferred taxes are offset when they relate to the same taxation authority and there is a legally enforceable right of offset.
Italian Regional Income Tax (“IRAP”) is recognized within income tax expense. IRAP is calculated on a measure of income defined by the Italian Civil Code as the difference between operating revenues and costs, before financial income and expense, and in particular before the cost of fixed-term employees, credit losses and any interest included in lease payments. IRAP is applied on the tax base at 3.9 percent for the years ended December 31, 2018, 2017 and 2016.
Other taxes not based on income, such as property taxes and capital taxes, are included in other expenses/(income), net.
Dividends
Dividends payable by the Group are reported as a change in equity in the period in which they are approved by shareholders or the Board of Directors as applicable under local rules and regulations.
Rounding of amounts
All amounts disclosed in the financial statements and notes have been rounded off to the nearest thousand Euro unless otherwise stated.